Mar Vista Strategic Growth Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
COMMUNICATION SERVICES - 7.2%
Entertainment - 1.8%
Walt Disney Co.	10,116	$947,768
		$–
Interactive Media & Services - 5.4%
Alphabet, Inc. - Class C (a)	8,407	1,455,672
Meta Platforms, Inc. - Class A	2,765	1,312,905
		2,768,577
TOTAL COMMUNICATION SERVICES		3,716,345

CONSUMER DISCRETIONARY - 6.3%
Broadline Retail - 4.7%
Amazon.com, Inc. (b)	13,103	2,449,999
		$–
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. - Class B	11,002	823,610
TOTAL CONSUMER DISCRETIONARY		3,273,609

CONSUMER STAPLES - 1.1%
Beverages - 1.1%
PepsiCo, Inc.	3,208	553,925
TOTAL CONSUMER STAPLES		553,925

FINANCIALS - 10.6%
Capital Markets - 3.5%
Moody's Corp.	3,909	1,784,380
		$–
Financial Services - 7.1%
Berkshire Hathaway, Inc. - Class B (b)	4,018	1,761,893
Visa, Inc. - Class A	7,135	1,895,556
		3,657,449
TOTAL FINANCIALS		5,441,829

HEALTH CARE - 10.2%
Life Sciences Tools & Services - 7.5%
Danaher Corp.	5,877	1,628,399
Mettler-Toledo International, Inc. (b)	1,471	2,237,435
		3,865,834
Pharmaceuticals - 2.7%
Johnson & Johnson	8,936	1,410,548
TOTAL FINANCIALS		5,276,382

INDUSTRIALS - 15.3%
Aerospace & Defense - 8.8%
HEICO Corp. (a)	5,000	1,206,700
TransDigm Group, Inc.	2,548	3,297,672
		4,504,372
Air Freight & Logistics - 3.4%
GXO Logistics, Inc. (a)(b)	31,226	1,748,031
		$–
Commercial Services & Supplies - 1.0%
Veralto Corp.	4,930	525,341
		$–
Professional Services - 2.1%
Equifax, Inc. (a)	3,880	1,083,956
TOTAL INDUSTRIALS		7,861,700

INFORMATION TECHNOLOGY - 40.1%(c)
Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp. - Class A	25,017	1,607,592
		$–
Semiconductors & Semiconductor Equipment - 6.4%
Analog Devices, Inc.	4,470	1,034,268
Broadcom, Inc.	8,710	1,399,523
Microchip Technology, Inc.	9,704	861,521
		3,295,312
Software - 24.3%
Adobe, Inc. (b)	3,097	1,708,460
Intuit, Inc.	2,297	1,486,963
Microsoft Corp.	9,069	3,794,016
Oracle Corp.	10,662	1,486,816
Roper Technologies, Inc.	2,297	1,251,291
Salesforce, Inc.	4,867	1,259,580
SAP SE - ADR (a)	7,204	1,524,366
		12,511,492
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	14,620	3,246,810
TOTAL INFORMATION TECHNOLOGY		20,661,206

MATERIALS - 3.7%
Chemicals - 3.7%
Linde PLC	4,202	1,905,607
TOTAL MATERIALS		1,905,607
TOTAL COMMON STOCKS (Cost $21,217,725)		48,690,603

REAL ESTATE INVESTMENT TRUSTS - 4.1%
Specialized REITs - 4.1%
American Tower Corp.	9,570	2,109,228
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,498,364)		2,109,228

SHORT-TERM INVESTMENTS - 12.8%
Investments Purchased with Proceeds from Securities Lending - 11.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC 5.45% (d)	5,759,276	5,759,276

Money Market Funds - 1.6%	Shares
First American Treasury Obligations Fund - Class X, 5.18% (d)	826,087	826,087
TOTAL SHORT-TERM INVESTMENTS (Cost $6,585,363)		6,585,363

TOTAL INVESTMENTS - 111.4% (Cost $29,301,452)		57,385,194
Liabilities in Excess of Other Assets - (11.4)%		(5,869,863)
TOTAL NET ASSETS - 100.0%		$51,515,331

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $5,719,916 which represented 11.1% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Mar Vista Strategic Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below..

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$48,690,603	$–	$–	$48,690,603
Real Estate Investment Trusts	2,109,228	–	–	2,109,228
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	5,759,276
Money Market Funds	826,087	–	–	826,087
Total Investments	$51,625,918	$–	$–	$57,385,194

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.